CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Cash flows from operating activities:
Net income	$ 63,106	$ 54,724	$ 51,027
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	42,325	41,318	41,924
Amortization of deferred financing costs	1,501	1,819	1,908
Loss on extinguishment of debt	21,875	0	0
Share-based compensation expense	11,638	10,230	10,892
Loss on disposition of business, net	5,092	0	0
(Gains) losses on assets, net	(502)	1,371	(2,673)
Goodwill impairment	0	6,000	0
Gain on insurance recovery	(4,741)	(9,749)	0
Provision for doubtful accounts	(491)	1,948	1,343
(Benefit) provision for deferred income taxes	(889)	866	1,318
Changes in operating assets and liabilities, net of effect of acquisitions and dispositions:
Accounts receivable	(35,397)	(19,582)	(18,141)
Inventories	(58,534)	(11,473)	(29,054)
Income taxes	2,605	(2,637)	(1,953)
Prepaid expenses and other	(5,479)	(2,271)	671
Accounts payable	24,465	4,858	(1,598)
Accrued expenses	16,284	(12,320)	12,656
Other, net	(395)	(1,228)	159
Net cash provided by operating activities	82,463	63,874	68,479
Cash flows from investing activities:
Acquisitions, net of cash acquired	0	0	(4,343)
Capital expenditures	(47,827)	(22,074)	(21,024)
Proceeds from sale of property, plant and equipment	6,338	3,197	5,417
Business disposition, net	(1,426)	0	0
Proceeds from insurance	4,741	8,593	10,000
Net cash used in investing activities	(38,174)	(10,284)	(9,950)
Cash flows from financing activities:
Proceeds from stock options exercised	1,279	1,651	12,612
Proceeds from ABL facility	100,000	35,000	0
Payments on ABL facility	(100,000)	(35,000)	0
Proceeds from term loan	415,000	0	0
Payments on term loan	(146,221)	(10,180)	(40,000)
Payments on senior notes	(265,470)	0	0
Payments on note payable	(1,742)	(1,570)	(1,430)
Payments of financing costs	(6,546)	0	0
Payments related to tax withholding for share-based compensation	(5,068)	(2,389)	(1,141)
Purchases of treasury stock	(46,705)	(41,214)	(62,874)
Net cash used in financing activities	(55,473)	(53,702)	(92,833)
Effect of exchange rate changes on cash and cash equivalents	(93)	193	(325)
Net (decrease) increase in cash, cash equivalents and restricted cash	(11,277)	81	(34,629)
Cash, cash equivalents and restricted cash at beginning of period	65,794	65,713	100,342
Cash, cash equivalents and restricted cash at end of period	54,517	65,794	65,713
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	24,841	27,659	28,063
Taxes paid, net of amounts refunded	$ 5,972	$ 28,980	$ 36,073